Note 22 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity securities	$ 11,994	$ 3,945
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration, Liability	36,695	$ 44,712	$ 91,229
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities	13,088
Debt securities	14,166
Mortgage warehouse receivables	0
Total assets	27,254
Business Combination, Contingent Consideration, Liability	0
Total liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities	9
Debt securities	22,399
Mortgage warehouse receivables	77,559
Total assets	107,837
Business Combination, Contingent Consideration, Liability	0
Total liabilities	268
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	0
Derivative Liabilities	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Derivative assets	7,870
Derivative Liabilities	268
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Equity securities	0
Debt securities	0
Mortgage warehouse receivables	0
Total assets	131,346
Business Combination, Contingent Consideration, Liability	36,695
Total liabilities	38,630
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Deferred Purchase Price on AR Facility [Member]
Deferred Purchase Price on AR Facility	126,082
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-related Derivatives [Member]
Derivative assets	5,264
Derivative Liabilities	1,935
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Derivative assets	0
Derivative Liabilities	$ 0